INVESTMENTS - Realized Gain On Sale Of Stock (Details) - EBP 1-4-1 Plan - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sale of shares	£ 8,146,619	£ 9,199,905	£ 10,534,286
Cost	(6,395,108)	(5,882,550)	(6,573,003)
Realized gain on shares sold	£ 1,751,511	£ 3,317,355	£ 3,961,283